                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number:
                                               ----------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Account Management, LLC
Address: 17 Arlington Street
         Boston, MA  02116

Form 13F File Number: 28- 01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher de Roetth
Title: Principal
Phone: 617-236-4200

Signature, Place, and Date of Signing:


Christopher de Roetth (signature of file)    Boston, MA      February 10, 2012
-----------------------------------------  --------------   --------------------
             [Signature]                   [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

2/10/2012

                                                                  (SEC USE ONLY)

Page 1 of 4     FORM 13 F     NAME OF REPORTING MANAGER  Account Management, LLC

                                                                                      Item 6:
                                                                               Investment Discretion
                                                                            ---------------------------                  Item 8:
                                                                                        (b)                        Voting Authority
                                                                   Item 5:           Shared- As          Item 7:       (Shares)
                                 Item 2:     Item 3:     Item 4:  Shares or           Defined     (c)   Managers -------------------
Item 1:                           Title      CUSIP    Fair Market Principal   (a)       in      Shared-   See      (a)    (b)   (c)
Name of Issuer                  of Class     Number      Value     Amount     Sole    Instr. V   Other  Instr. V   Sole  Shared None
------------------------------ ------------ --------- ----------- --------- -------- ---------- ------- -------- ------- ------ ----
Berkshire Hathaway Hld B       Common Stock 084670702  10,696,802   140,194  140,194                             140,194
Berkshire Hathaway Inc. CL "A" Common Stock 084670108   1,721,325        15       15                                  15
Agnico Eagle                   Common Stock 268648102     553,880    15,250   15,250                              15,250
Credit Acceptance Corporation  Common Stock 225310101  17,668,560   214,737  214,737                             214,737
D R Horton Inc                 Common Stock 23331A109   5,325,203   422,300  422,300                             422,300
CTPartners Executive S         Common Stock 22945C105     116,555    21,950   21,950                              21,950
Encana Corporation             Common Stock 292505104     129,710     7,000    7,000                               7,000
Energy Recovery Inc.           Common Stock 29270J100      69,660    27,000   27,000                              27,000
ETFS Metal Securities
Austrailia LTD
Redeemable Pref SHS            Common Stock Q3635T113     433,650     2,891    2,891                               2,891
G Check PT Software Ford       Common Stock M22465104   3,186,551    60,650   60,650                              60,650
AuRico Gold Inc.               Common Stock 364915108     589,136    73,550   73,550                              73,550
Maxim Integrated Products      Common Stock 57772K101   3,952,221   151,775  151,775                             151,775
Ritchie Bros. Auction          Common Stock 767744105   1,190,112    53,900   53,900                              53,900
  COLUMN TOTALS                                        45,633,365 1,191,212

2/10/2012

                                                                  (SEC USE ONLY)

Page 2 of 4     FORM 13 F     NAME OF REPORTING MANAGER  Account Management, LLC

                                                                                      Item 6:
                                                                               Investment Discretion
                                                                            ---------------------------                  Item 8:
                                                                                        (b)                        Voting Authority
                                                                   Item 5:           Shared- As          Item 7:       (Shares)
                                 Item 2:     Item 3:     Item 4:  Shares or           Defined     (c)   Managers -------------------
Item 1:                           Title      CUSIP    Fair Market Principal   (a)       in      Shared-   See      (a)    (b)   (c)
Name of Issuer                  of Class     Number      Value     Amount     Sole    Instr. V   Other  Instr. V   Sole  Shared None
------------------------------ ------------ --------- ----------- --------- -------- ---------- ------- -------- ------- ------ ----
Barrick Gold Corporation       Common Stock 067901108   4,727,811   104,482  104,482                             104,482
Canadian Natural Resources     Common Stock 136385101     577,367    15,450   15,450                              15,450
Microsoft Corporation          Common Stock 594918104   4,743,930   182,740  182,740                             182,740
Johnson & Johnson              Common Stock 478160104   2,065,114    31,490   31,490                              31,490
Leucadia National Corp         Common Stock 527288104   1,205,220    53,000   53,000                              53,000
Goldcorp Inc.                  Common Stock 380956409   8,515,691   192,445  192,445                             192,445
Ford Motor Company             Common Stock 345370860     161,400    15,000   15,000                              15,000
Cenovus Energy Inc.            Common Stock 15135U109     232,400     7,000    7,000                               7,000
EMC Corp Mass                  Common Stock 268648102     732,360    34,000   34,000                              34,000
Kodiak Oil & Gas
Corp Com NPV                   Common Stock 50015Q100   2,360,750   248,500  248,500                             248,500
Enterprise Prods
Partners LP                    Common Stock 293792107   2,511,013    54,140   54,140                              54,140
Powersecure
International, Inc.            Common Stock 73936N105     107,375    21,692   21,692                              21,692
SPDR Gold Trust                Common Stock 78463V107   5,805,714    38,198   38,198                              38,198
  COLUMN TOTALS                                        33,746,145   998,137

2/10/2012

                                                                  (SEC USE ONLY)

Page 3 of 4     FORM 13 F     NAME OF REPORTING MANAGER  Account Management, LLC

                                                                                      Item 6:
                                                                               Investment Discretion
                                                                            ---------------------------                  Item 8:
                                                                                        (b)                        Voting Authority
                                                                   Item 5:           Shared- As          Item 7:       (Shares)
                                 Item 2:     Item 3:     Item 4:  Shares or           Defined     (c)   Managers -------------------
Item 1:                           Title      CUSIP    Fair Market Principal   (a)       in      Shared-   See      (a)    (b)   (c)
Name of Issuer                  of Class     Number      Value     Amount     Sole    Instr. V   Other  Instr. V   Sole  Shared None
------------------------------ ------------ --------- ----------- --------- -------- ---------- ------- -------- ------- ------ ----
Petaquilla Minerals LTD        Common Stock 716013107      71,212   122,780  122,780                             122,780
Transdigm Group Inc.           Common Stock 893641100   1,435,200    15,000   15,000                              15,000
Market Vectors Gold
Miners ETF                     Common Stock 57060U100     357,644     6,954    6,954                               6,954
Randgold RES. LTD F            Common Stock 752344309     255,250     2,500    2,500                               2,500
Asia Tigers Fund Inc.          Common Stock 04516T105     223,686    18,625   18,625                              18,625
Sprott Physical Gold Trust     Common Stock 85207H104   1,514,550   109,750  109,750                             109,750
Central Fund of Canada Ltd.    Common Stock 153501101     451,030    23,000   23,000                              23,000
Exxon Mobil Corporation        Common Stock 30231G102   4,102,299    48,399   48,399                              48,399
KB Home                        Common Stock 48666K109     436,800    65,000   65,000                              65,000
Schlumberger                   Common Stock 806857108     307,395     4,500    4,500                               4,500
MELA Sciences, Inc             Common Stock 55277R100   1,311,795   355,500  355,500                             355,500
Portfolio Recovery As.         Common Stock 73640Q105     438,880     6,500    6,500                               6,500
Westport Innovations
Inc New                        Common Stock 960908309   1,221,570    36,750   36,750                              36,750
  COLUMN TOTALS                                        12,127,311   815,258

2/10/2012

                                                                  (SEC USE ONLY)

Page 4 of 4     FORM 13 F     NAME OF REPORTING MANAGER  Account Management, LLC

                                                                                      Item 6:
                                                                               Investment Discretion
                                                                            ---------------------------                  Item 8:
                                                                                        (b)                        Voting Authority
                                                                   Item 5:           Shared- As          Item 7:       (Shares)
                                 Item 2:     Item 3:     Item 4:  Shares or           Defined     (c)   Managers -------------------
Item 1:                           Title      CUSIP    Fair Market Principal   (a)       in      Shared-   See      (a)    (b)   (c)
Name of Issuer                  of Class     Number      Value     Amount     Sole    Instr. V   Other  Instr. V   Sole  Shared None
------------------------------ ------------ --------- ----------- --------- -------- ---------- ------- -------- ------- ------ ----
                               Common Stock                                        0                                   0
                               Common Stock                                        0                                   0
                               Common Stock                                        0                                   0
                               Common Stock                                        0                                   0
                               Common Stock                                        0                                   0
                               Common Stock                                        0                                   0
                               Common Stock                                        0                                   0
                               Common Stock                                        0                                   0
                               Common Stock                                        0                                   0
                               Common Stock                                        0                                   0
                                                                0         0